Costs of services and general and administrative costs - Additional Information (Detail) - GBP (£) £ in Millions		3 Months Ended	6 Months Ended	12 Months Ended
		Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Information About Operating Cost [line items]
Credits relating to the release of excess provisions and other balances				£ 26.9	£ 25.6		£ 40.9
Goodwill impairment	[1]			47.7	176.5	[2]	27.1	[2]
Investment write-downs				7.5	2.0		91.7
Restructuring and transformation costs				153.5	265.5		56.8
Gains on disposal of investments and subsidiaries				40.4	237.9		98.7
Litigation settlement				£ 16.8
Lease Term				15 years
Gain on sale of freehold property in New York	[3]			£ 7.9
Proceeds from sale of freehold property				159.0
Impairment charge on intangible assets				26.5	89.1		6.0
Investor day in december two thousand and eighteen restructuring and transformation plan [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs		£ 212.3
Restructuring and transformation costs in relation to the continuing restructuring plan				121.1
Transformation costs				32.4
Costs arising from a structural assessment of operations [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs			£ 53.2	116.3	179.7		33.7
Transformation cost [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs				37.2	85.8
IT services and infrastructure cost [member]
Disclosure Of Information About Operating Cost [line items]
Restructuring and transformation costs							12.8
comScore Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Investment write-downs							53.1
Litigation settlement				16.8
Globant S.A. [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries				28.6	185.3
Asatsu-DK Inc. [member]
Disclosure Of Information About Operating Cost [line items]
Gains on disposal of investments and subsidiaries							92.3
VMLY&R [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment					142.8
Other business [member]
Disclosure Of Information About Operating Cost [line items]
Goodwill impairment				£ 47.7	£ 176.5		£ 27.1

[1]	Figures in 2018 have been restated, as described in the accounting policies.
[2]	Prior year figures have been re-presented in accordance with IFRS 5 Non-current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
[3]	Figures have been restated, as described in the accounting policies.